INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Net loss from continuing operations before income taxes	$ 7,680	$ (1,618)
Net loss from discontinued operations before income taxes	0	0
Net income (loss) before income taxes	$ 7,680	$ (1,618)
Combined statutory tax rate	27.00%	27.00%
Income tax expense (recovery) at the Canadian statutory rate	$ 2,074	$ (437)
Reconciling items:
Effect of difference in foreign tax rates	326	11
Non-deductible/non-taxable items	1,205	675
Change in unrecognized deductible temporary differences	1,169	122
Impact of foreign exchange	(351)	75
Special mining duties	385	17
Revisions to estimates	(215)	313
Share issue costs	(3)	(249)
Other items	(6)	(88)
Income tax expense recognized in the year	$ 4,584	$ 439